Note 13 - Income Taxes	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Income Tax Disclosure [Text Block]
13.	INCOME TAXES

The provision for federal income taxes consists of:

(Dollar amounts in thousands)	2016	2015	2014

Current payable	$1,998	$1,004	$2,146
Deferred	(93)	558	(154)

Total provision	$1,905	$1,562	$1,992

The tax effects of deductible and taxable temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

(Dollar amounts in thousands)	2016	2015

Deferred tax assets:
Allowance for loan and lease losses	$2,243	$2,171
Supplemental retirement plan	382	371
Investment security basis adjustment	66	66
Nonaccrual interest income	456	415
Deferred origination fees, net	-	12
OREO adjustments	26	92
Accrued compensation	261	234
Other	82	23
Gross deferred tax assets	3,516	3,384

Deferred tax liabilities:
Premises and equipment	445	514
Net unrealized gain on securities	618	1,233
FHLB stock dividends	225	225
Intangibles	449	401
Mortgage servicing rights	103	68
Deferred origination fees, net	63	-
Other	6	44
Gross deferred tax liabilities	1,909	2,485

Net deferred tax assets	$1,607	$899

No
valuation allowance was established at
December
31,
2016
and
2015,
in view of the Company’s ability to carry back to taxes paid in previous years and certain tax strategies, coupled with the anticipated future taxable income as evidenced by the Company's earnings potential.

The reconciliation between the federal statutory rate and the Company’s effective consolidated income tax rate is as follows:

(Dollar amounts in thousands)	2016			2015			2014
		% of			% of			% of
		Pretax			Pretax			Pretax
	Amount	Income		Amount	Income		Amount	Income

Provision at statutory rate	$2,829	34.0	% $	2,866	34.0	% $	3,119	34.0%
Tax-free income	(1,177)	(14.1)		(1,347)	(15.9)		(1,187)	(12.9)
Nondeductible interest expense	32	0.4		34	0.4		37	0.4
Nondeductible merger-related expense	186	2.2		-	0.0		-	0.0
Other	35	0.4		9	0.0		23	0.2

Actual tax expense and effective rate	$1,905	22.9	% $	1,562	18.5	% $	1,992	21.7%

ASC
740
‐
10
prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Benefits from tax positions should be recognized in the financial statements only when it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority that would have full knowledge of all relevant information. A tax position that meets the more
‐
likely
‐
than
‐
not recognition threshold is measured at the largest amount of benefit that is greater than
50
percent likely of being realized upon ultimate settlement. Tax positions that previously failed to meet the more
‐
likely
‐
than
‐
not recognition threshold should be recognized in the
first
subsequent financial reporting period in which that threshold is met. Previously recognized tax positions that no longer meet the more
‐
likely
‐
than
‐
not recognition threshold should be derecognized in the
first
subsequent financial reporting period in which that threshold is no longer met.

At
December
31,
2016
and
December
31,
2015,
the Company had
no
unrecognized tax benefits. The Company does not expect the total amount of unrecognized tax benefits to significantly increase within the next
12
months. The Company recognizes interest and penalties on unrecognized tax benefits as a component of income tax expense.

The Company and the Bank are subject to U.S. federal income tax as well as an income tax in the state of Ohio, and the Bank is subject to a capital
‐
based franchise tax in the state of Ohio. The Company and the Bank are no longer subject to examination by taxing authorities for years before
December
31,
2013.